ACCOUNTING POLICIES (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2012 USD ($)	Dec. 31, 2016 USD ($) containership vessel drilling_rig Investment	Dec. 31, 2015 USD ($) containership	Dec. 31, 2014 USD ($) containership	Dec. 31, 2012 USD ($)
Accounting Policies [Abstract]
Number of ultra deepwater drilling units owned | drilling_rig		2
Number of wholly-owned subsidiaries that own drilling rigs | vessel		3
Number of jack-up drilling rigs owned by wholly-owned subsidiaries account for using the equity method | drilling_rig		1
Property, Plant and Equipment [Line Items]
Debt Issuance Costs, Line of Credit Arrangements, Net		$ 27,132,000	$ 32,271,000
Allowance for Doubtful Accounts Receivable		$ 0	$ 0
Number of container vessels impaired | containership		1	2	5
Number of off-shore supply vessels impaired | containership			2
Long-term investment impairment charge	$ 2,900,000
Number of long-term investments in shares which are not publicly traded | Investment		1
Offshore vessels and rigs [Member]
Property, Plant and Equipment [Line Items]
Estimated economic useful life (in years)		30 years
Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated economic useful life (in years)		25 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation, rate		20.00%
Impaired Investment 1 [Member]
Property, Plant and Equipment [Line Items]
Investments			$ 0	$ 0	$ 0